SCHEDULE OF INFORMATION ABOUT CLASSES OF SHARE CAPITAL (Parenthetical) (Details) - $ / shares		6 Months Ended
	Feb. 12, 2021	Jun. 30, 2023	Jan. 13, 2023	Jan. 10, 2023
Share Capital
Par value per share		$ 0.024	$ 0.024	$ 0.024
Reverse stock split		one-for-ten reverse split
Purchase price of per share	$ 3.57